Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (unaudited)
As of December 31, 2024

Shares or Principal Amount		Moody's Ratings	Value
	PREFERRED SECURITIES - 70.7%
	BANKS - 29.2%
575,000	American AgCredit Corp., 5.250% to 06/15/26 then USD 5 Year Tsy + 4.500%, Series A(1)(2)................................................................	BB+(3)	$563,422
2,100,000	Bank of America Corp., 6.125% to 04/27/27 then USD 5 Year Tsy + 3.231%, Series TT(2) .......................................................................	Baa2	2,122,972
1,030,000	Capital One Financial Corp., 3.950% to 09/01/26 then USD 5 Year Tsy + 3.157%, Series M(2) .....................................................................	Baa3	982,241
	Citigroup, Inc.
300,000	4.000% to 12/10/25 then USD 5 Year Tsy + 3.597%, Series W(2) ...........................................................................................................	Ba1	292,678
1,575,000	4.150% to 11/15/26 then USD 5 Year Tsy + 3.000%, Series Y(2) .............................................................................................................	Ba1	1,501,671
1,125,000	4.700% to 01/30/25 then 3-Month CME Term SOFR + 3.496%, Series V(2) ................................................................................................	Ba1	1,119,326
1,405,000	6.750% to 02/15/30 then USD 5 Year Tsy + 2.572% Series EE (2) …..................................................................................................	Ba1	1,398,958
875,000	7.000% to 08/15/34 then USD 10 Year Tsy + 2.757%, Series DD(2) ...............................................................................................................	Ba1	924,941
890,000	7.125% to 08/15/29 then USD 5 Year Tsy + 2.693%, Series CC(2)..............................................................................................................	Ba1	910,292
1,230,000	7.375% to 05/15/28 then USD 5 Year Tsy + 3.209%, Series Z(2)...............................................................................................................	Ba1	1,274,214
1,200,000	7.625% to 11/15/28 then USD 5 Year Tsy + 3.211%, Series AA(2)..........................................................................................................	Ba1	1,253,200
25,700	Citizens Financial Group, Inc., 7.375%, Series H(2) ................................................................................................................................	Baa3	668,200
	CoBank ACB
11,790	6.200% to 01/01/25 then 3-Month CME Term SOFR + 4.006%, Series H(1)(2)..........................................................................................	BBB+(3)	1,179,000
500,000	6.250% to 10/01/26 then 3-Month CME Term SOFR + 4.922%, Series I(1)(2) ..............................................................................................	BBB+(3)	499,256
420,000	7.125% to 01/01/30 then USD 5 Year Tsy + 2.818% Series M (1)(2) .........................................................................................................................	BBB+(3)	428,373
5,230,000	Comerica, Inc., 5.625% to 10/01/25 then USD 5 Year Tsy + 5.291%, Series A(2) ..........................................................................................	Baa3	5,212,006
250,000	Compeer Financial ACA, 4.875% to 08/15/26 then USD 5 Year Tsy + 4.100%, Series B-1(1)(2) .......................................................................	BB+(3)	243,750
42,300	ConnectOne Bancorp, Inc., 5.250% to 09/01/26 then USD 5 Year Tsy + 4.420%, Series A(2) .......................................................................	NR(4)	971,631
36,000	Dime Community Bancshares, Inc., 5.500%, Series A(2) ...........................................................................................................................	NR(4)	691,560
17,822	First Horizon Corp., 6.500%, Series E(2) ...............................................................................................................................................	Ba2	433,075
165,623	Flagstar Financial Inc., 6.375% to 03/17/27 then 3-Month USD Libor + 3.821%, Series A(2)	Caa1	3,502,926
	Goldman Sachs Group, Inc.
1,600,000	4.125% to 11/10/26 then USD 5 Year Tsy + 2.949%, Series V(2) ...............................................................................................................	Ba1	1,531,163
925,000	4.400% to 02/10/25 then USD 5 Year Tsy + 2.850%, Series S(2)................................................................................................................	Ba1	918,515
2,500,000	4.950% to 02/10/25 then USD 5 Year Tsy + 3.224%, Series R(2) ................................................................................................................	Ba1	2,495,409
640,000	6.125% to 11/10/34 then USD 10 Year Tsy + 2.400%, Series Y(2) ................................................................................................................	Ba1	634,400
320,000	7.500% to 02/10/29 then USD 5 Year Tsy + 3.156%, Series W(2) ..............................................................................................................	Ba1	338,297
1,120,000	7.500% to 05/10/29 then USD 5 Year Tsy + 2.809%, Series X(2) .................................................................................................................	Ba1	1,173,396
	Huntington Bancshares, Inc.
355,000	4.450% to 10/15/27 then USD 7 Year Tsy + 4.045%, Series G(2) ...............................................................................................................	Baa3	339,953
1,050,000	5.625% to 07/15/30 then USD 10 Year Tsy + 4.945%, Series F(2)............................................................................................................	Baa3	1,030,591
34,400	6.875% to 04/15/28 then USD 5 Year Tsy + 2.704%, Series J(2) ................................................................................................................	Baa3	874,276
500,000	JPMorgan Chase & Co., 3.650% to 06/01/26 then USD 5 Year Tsy + 2.850%, Series KK(2).............................................................................	Baa2	486,024
	KeyCorp
3,740,000	5.000% to 09/15/26 then 3-Month CME Term SOFR + 3.868%, Series D(2) ...............................................................................................	Ba1	3,630,011
24,728	6.125% to 12/15/26 then 3-Month CME Term SOFR + 4.154%, Series E(2) ................................................................................................	Ba1	607,072
45,785	6.200% to 12/15/27 then USD 5 Year Tsy + 3.132%, Series H(2) ...............................................................................................................	Ba1	1,116,696
	M&T Bank Corp.
650,000	3.500% to 09/01/26 then USD 5 Year Tsy + 2.679%, Series I(2)................................................................................................	Baa3	618,530
96,311	5.625% to 12/15/26 then 3-Month CME Term SOFR + 4.282%, Series H(2) ..............................................................................................	Baa3	2,345,173
18,791	Merchants Bancorp, 9.424% ,3-Month CME Term SOFR + 4.831%, Series B(2)(8) …...................................................	Ba3	469,963
14,000	Morgan Stanley, 6.625%, Series Q(2) ...................................................................................................................................................	Baa3	371,140
	PNC Financial Services Group, Inc.
476,000	3.400% to 09/15/26 then USD 5 Year Tsy + 2.595%, Series T(2)................................................................................................................	Baa2	447,974
2,135,000	6.000% to 05/15/27 then USD 5 Year Tsy + 3.000%, Series U(2) ..............................................................................................................	Baa2	2,136,666
610,000	6.200% to 09/15/27 then USD 5 Year Tsy + 3.238%, Series V(2) .................................................................................................................	Baa2	614,215
1,800,000	6.250% to 03/15/30 then USD 7 Year Tsy + 2.808%, Series W(2) ............................................................................................................	Baa2	1,822,412
	Regions Financial Corp.
90,500	5.700% to 08/15/29 then 3-Month CME Term SOFR + 3.410%, Series C(2) ................................................................................................	Baa3	2,193,720
89,000	6.950% to 09/15/29 then USD 5 Year Tsy + 2.771%, Series F(2)...............................................................................................................	Baa3	2,335,360

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (unaudited) (continued)
As of December 31, 2024

Shares or Principal Amount		Moody's Ratings	Value
	PREFERRED SECURITIES (continued)
	BANKS (continued)
700,000	State Street Corp., 6.700% to 03/15/29 then USD 5 Year Tsy + 2.613%, Series I(2)......................................................................................	Baa1	$716,201
	Synchrony Financial
46,000	5.625%, Series A(2) ..............................................................................................................................................................................	BB-(3)	882,280
44,600	8.250% to 05/15/29 then USD 5 Year Tsy + 4.044%, Series B(2) ...............................................................................................................	BB-(3)	1,172,980
127,922	Synovus Financial Corp., 8.397% to 07/01/29 then USD 5 Year Tsy + 4.127%, Series E(2) ..........................................................................	BB-(3)	3,319,576
32,043	Texas Capital Bancshares, Inc., 5.750%, Series B(2) ............................................................................................................................	Ba2	622,595
1,098,000	Truist Financial Corp., 6.669% to 09/01/29 then USD 5 Year Tsy + 3.003%, Series N(2) ................................................................................	Baa3	1,094,794
	Valley National Bancorp
30,345	6.250% to 06/30/25 then 3-Month CME Term SOFR + 4.112%, Series A(2) ................................................................................................	BB-(3)	779,260
6,100	8.250% to 09/30/29 then USD 5 Year Tsy + 4.182%, Series C(2) ................................................................................................................	BB-(3)	155,062
2,022	8.164%, 3-Month CME Term SOFR + 3.840%, Series B(2)(8) ........................................................................................................................	BB-(3)	50,712
20,300	WaFd, Inc., 4.875%, Series A(2) ..............................................................................................................................................................	Ba1	340,431
	Wells Fargo & Co.
825,000	3.900% to 03/15/26 then USD 5 Year Tsy + 3.453%, Series BB(2) .............................................................................................................	Baa2	801,759
750,000	5.875% to 06/15/25 then 9.865%, Series U(2) ........................................................................................................................................	Baa2	750,517
3,340,000	6.850% to 09/15/29 then USD 5 Year Tsy + 2.767%, Series FF(2)...............................................................................................................	Baa2	3,455,733
267	7.500%, Series L(2)(5) .........................................................................................................................................................................	Baa2	318,881
1,790,000	7.625% to 09/15/28 then USD 5 Year Tsy + 3.606%, Series EE(2) ..............................................................................................................	Baa2	1,903,886
43,200	WesBanco, Inc., 6.750% to 11/15/25 then USD 5 Year Tsy + 6.557%, Series A(2) .........................................................................................	NR(4)	1,084,752
12,900	Western Alliance Bancorp, 4.250% to 09/30/26 then USD 5 Year Tsy + 3.452%, Series A(2) ........................................................................	Ba3	285,993
44,000	Wintrust Financial Corp., 6.875% to 07/15/25 then USD 5 Year Tsy + 6.507%, Series E(2) ...........................................................................	BB(6)	1,098,680
			73,538,740
	FINANCIAL SERVICES - 3.0%
450,000	AerCap Global Aviation Trust, 6.500% to 06/15/25 then 3-Month CME Term SOFR + 4.562%, 06/15/45(1) .................................................	Baa2	449,520
860,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.950% to 03/10/30 then USD 5 Year Tsy + 2.720%, 03/10/55	Baa2	886,058
21,200	Affiliated Managers Group, Inc., 6.750%, 03/30/64 ..................................................................................................................................	Baa1	522,156
	Ally Financial, Inc.
1,220,000	4.700% to 05/15/26 then USD 5 Year Tsy + 3.868%, Series B(2) ...............................................................................................................	Ba2	1,142,287
800,000	4.700% to 05/15/28 then USD 7 Year Tsy + 3.481%, Series C(2) .............................................................................................................	Ba2	701,147
1,150,000	Charles Schwab Corp., 4.000% to 06/01/26 then USD 5 Year Tsy + 3.168%, Series I(2) ...............................................................................	Baa2	1,114,874
800,000	Discover Financial Services, 6.125% to 09/23/25 then USD 5 Year Tsy + 5.783%, Series D(2) ....................................................................	Ba1	797,602
	General Motors Financial Co., Inc.
725,000	5.700% to 09/30/30 then USD 5 Year Tsy + 4.997%, Series C(2) ..............................................................................................................	Ba1	707,298
330,000	5.750% to 09/30/27 then 3-Month USD Libor + 3.598%, Series A(2) .......................................................................................................	Ba1	317,133
600,000	6.500% to 09/30/28 then 3-Month USD Libor + 3.436%, Series B(2) .......................................................................................................	Ba1	593,983
17,784	Stifel Financial Corp., 4.500%, Series D(2)..............................................................................................................................................	BB(3)	313,354
4,494	TPG Operating Group II LP, 6.950%, 03/15/64.........................................................................................................................................	Baa1	114,237
			7,659,649
	INSURANCE - 18.4%
1,151,000	ACE Capital Trust II, 9.700%, 04/01/30....................................................................................................................................................	A3	1,375,922
1,387,000	American International Group, Inc., 8.175% to 05/15/38 then 3-Month USD Libor + 4.195%, 05/15/58, Series A-6 …...................................	Baa3	1,588,949
97,300	American National Group, Inc., 8.566% to 12/01/29 then USD 5 Year Tsy + 4.322%, Series A(2) ....................................................................................................	BB+(3)	2,451,960
	Aspen Insurance Holdings, Ltd.
25,000	5.625%(2) .........................................................................................................................................................................................	Ba1	505,750
10,495	9.593%(2) ...........................................................................................................................................................................................	Ba1	262,480
	Athene Holding, Ltd.
25,200	4.875%, Series D(2)...............................................................................................................................................................................	Baa3	463,428
147,374	6.350% to 06/30/29 then 3-Month USD Libor + 4.253%, Series A(2) ........................................................................................................	Baa3	3,590,031
27,440	7.250% to 03/30/29 then USD 5 Year Tsy + 2.986%, 03/30/64 ...................................................................................................................	Baa2	687,921
735,000	Axis Specialty Finance LLC, 4.900% to 01/15/30 then USD 5 Year Tsy + 3.186%, 01/15/40 ...........................................................................	Baa2	691,487
15,000	CNO Financial Group, Inc., 5.125%, 11/25/60 ..........................................................................................................................................	Ba1	286,800
620,000	Corebridge Financial, Inc., 6.375% to 09/15/34 then USD 5 Year Tsy + 2.646%, 09/15/54(1) ..........................................................................	Baa3	618,157
540,000	CVS Health Corporation 7.000%, to 03/10/30 then USD 5 Year Tsy + 2.886%, 03/10/55, Series A …......................................................................................	Ba1	543,162

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (unaudited) (continued)
As of December 31, 2024

Shares or Principal Amount		Moody's Ratings	Value
	PREFERRED SECURITIES (continued)
	INSURANCE (continued)
131,885	Delphi Financial Group, Inc., 7.975%, 3-Month CME Term SOFR + 3.452%, 05/15/37(8) …............................................................................................	BBB(3)	$3,290,531
	Enstar Finance LLC
670,000	5.500% to 01/15/27 then USD 5 Year Tsy + 4.006%, 01/15/42 ......................................................................................................................	BBB-(3)	643,177
825,000	5.750% to 09/01/25 then USD 5 Year Tsy + 5.468%, 09/01/40 ......................................................................................................................	BBB-(3)	816,446
45,400	Enstar Group, Ltd., 7.000% to 09/01/28 then 3-Month USD Libor + 4.015%, Series D(2) ................................................................................	BBB-(3)	923,890
125,000	Equitable Holdings, Inc., 4.950% to 12/15/25 then USD 5 Year Tsy + 4.736%, Series B(2) ..........................................................................	Baa3	124,590
196,000	Everest Reinsurance Holdings, Inc., 7.170%, 3-Month CME Term SOFR + 2.647%, 05/15/37(8) …................................................................	Baa2	192,781
465,000	Fortegra Group, Inc. 9.25% to 11/15/34 then USD 5 Year Tsy + 8.720% 11/15/64 (1) ....................................................................................	NR(4)	467,303
	Global Atlantic Fin Co.
1,370,000	4.700% to 10/15/26 then USD 5 Year Tsy + 3.796%, 10/15/51(1)...................................................................................................................	Baa3	1,323,989
585,000	7.950% to 10/15/29 then USD 5 Year Tsy + 3.608%, 10/15/54(1)..................................................................................................................	Baa3	613,127
12,500	Jackson Financial, Inc., 8.000% to 03/30/28 then USD 5 Year Tsy + 3.728%, Series A(2) ..............................................................................	Ba2	327,000
875,000	Kuvare U.S. Holdings, Inc., 7.000% to 05/01/26 then USD 5 Year Tsy + 6.541%, 02/17/51, Series A(1) ...........................................................	NR(4)	876,094
	Liberty Mutual Group, Inc.
830,000	4.125% to 12/15/26 then USD 5 Year Tsy + 3.315%, 12/15/51(1)...................................................................................................................	Baa3	790,309
7,103,000	7.800% to 03/15/37 then 3-Month CME Term SOFR + 3.838%, 03/15/37(1)...................................................................................................	Baa3	7,918,388
	Lincoln National Corp.
15,900	9.000%, Series D(2)...............................................................................................................................................................................	Ba1	435,501
400,000	9.250% to 03/01/28 then USD 5 Year Tsy + 5.318%, Series C(2) ................................................................................................................	Ba1	438,068
	MetLife, Inc.
1,605,000	9.250% to 04/08/38 then 3-Month CME Term SOFR + 5.802%, 04/08/38(1)...................................................................................................	Baa2	1,889,632
1,591,000	10.750% to 08/01/39 then 3-Month CME Term SOFR + 7.810%, 08/01/39 .....................................................................................................	Baa2	2,126,161
23,498	PartnerRe Ltd., 4.875%, Series J(2)	Baa2	382,547
4,500,000	Provident Financing Trust I, 7.405%, 03/15/38 ........................................................................................................................................	Baa3	4,788,132
2,610,000	Prudential Financial, Inc., 6.750% to 03/01/33 then USD 5 Year Tsy + 2.848%, 03/01/53 .............................................................................	Baa1	2,726,197
	SBL Holdings, Inc.
1,275,000	6.500% to 11/13/26 then USD 5 Year Tsy + 5.620%, Series B(1)(2) ..............................................................................................................	BB(3)	1,113,159
1,175,000	7.000% to 05/13/25 then USD 5 Year Tsy + 5.580%, Series A(1)(2)..............................................................................................................	BB(3)	1,071,187
			46,344,256
	UTILITIES - 12.6%
695,000	AES Corp., 7.600% to 01/15/30 then USD 5 Year Tsy + 3.201%, 01/15/55…..................................................................................................	Ba1	714,110
	Algonquin Power & Utilities Corp.
1,500,000	4.750% to 04/18/27 then USD 5 Year Tsy + 3.249%, 01/18/82, Series 2022-B..........................................................................................	BB+(3)	1,409,357
40,895	8.865%, 3-Month CME Term SOFR + 4.272%, 07/01/79, Series 2019-A(8) …...............................................................................................................	BB+(3)	1,031,372
535,000	AltaGas, Ltd., 7.200% to 10/15/34 then USD 5 Year Tsy + 3.573%, 10/15/54(1) .............................................................................................	BB(3)	539,263
	American Electric Power., Inc.
1,070,000	3.875% to 02/15/27 then USD 5 Year Tsy + 2.675%, 02/15/62 .....................................................................................................................	Baa3	1,011,320
865,000	6.950% to 12/15/34 then USD 5 Year Tsy + 2.675%, 12/15/54, Series B ...................................................................................................	Baa3	896,196
2,465,000	CenterPoint Energy, Inc., 6.850% to 02/15/35 then USD 5 Year Tsy + 2.946%, 02/15/55, Series B …...............................................................	Baa3	2,524,253
	Dominion Energy, Inc.
725,000	4.350% to 04/15/27 then USD 5 Year Tsy + 3.195%, Series C(2) ................................................................................................................	Ba1	707,254
865,000	6.625%, to 05/15/35 then USD 5 Year Tsy + 2.207%, 05/15/55 Series C ..................................................................................	Baa3	881,570
1,170,000	7.000% to 06/01/34 then USD 5 Year Tsy + 2.511%, 06/01/54, Series B .....................................................................................................	Baa3	1,238,426
885,000	Duke Energy Corp., 6.450% to 09/01/34 then USD 5 Year Tsy + 2.588%, 09/01/54 ......................................................................................	Baa3	900,711
	Edison International
1,775,000	5.000% to 03/15/27 then USD 5 Year Tsy + 3.901%, Series B(2) ..................................................................................................................	Ba1	1,734,578
490,000	5.375% to 03/15/26 then USD 5 Year Tsy + 4.698%, Series A(2) ..................................................................................................................	Ba1	484,403
2,806,000	Emera, Inc., 6.750% to 06/15/26 then 3-Month USD Libor + 5.440%, 06/15/76, Series 2016-A …...................................................................	Ba2	2,831,083
960,000	Entergy Corp., 7.125% to 12/01/29 then USD 5 Year Tsy + 2.670%, 12/01/54 ................................................................................................	Baa3	978,539
1,025,000	EUSHI Finance, Inc., 7.625% to 12/15/29 then USD 5 Year Tsy + 3.136%, 12/15/54 (1) .................................................................................	Ba1	1,068,821
670,000	Evergy, Inc. 6.650% to 06/01/30 then USD 5 Year Tsy + 2.558%, 06/01/55 ..................................................................................................	Baa3	673,712
	NextEra Energy Capital Holdings, Inc.
355,000	6.700% to 09/01/29 then USD 5 Year Tsy + 2.364%, 09/01/54, Series Q ....................................................................................................	Baa2	362,204
790,000	6.750% to 06/15/34 then USD 5 Year Tsy + 2.475%, 06/15/54, Series R ...................................................................................................	Baa2	811,316

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (unaudited) (continued)
As of December 31, 2024

Shares or Principal Amount		Moody's Ratings	Value
	PREFERRED SECURITIES (continued)
	UTILITIES (continued)
	NiSource, Inc.
300,000	6.375% to 03/31/35 then USD 5 Year Tsy + 2.527%, 03/31/55 ..................................................................................................................	Baa3	$299,387
525,000	6.950% to 11/30/29 then USD 5 Year Tsy + 2.451%, 11/30/54 ...................................................................................................................	Baa3	535,819
16,405	SCE Trust IV, 5.375% to 09/15/25 then 3-Month CME Term SOFR + 3.394%, Series J(2) ................................................................................	Baa3	402,743
121,730	SCE Trust V, 5.450% to 03/15/26 then 3-Month CME Term SOFR + 4.052%, Series K(2) ................................................................................	Baa3	2,994,558
39,010	SCE Trust VI, 5.000%, Series L(2) .............................................................................................................................................................	Baa3	745,091
19,500	SCE Trust VII, 7.500%, Series M(2) .........................................................................................................................................................	Baa3	504,075
20,500	SCE Trust VIII, 6.950%, Series N(2) ..........................................................................................................................................................	Baa3	521,315
	Sempra
1,450,000	4.125% to 04/01/27 then USD 5 Year Tsy + 2.868%, 04/01/52 .....................................................................................................................	Baa3	1,390,958
1,300,000	4.875% to 10/15/25 then USD 5 Year Tsy + 4.550%, Series C(2) .................................................................................................................	Ba1	1,286,333
620,000	6.400% to 10/01/34 then USD 5 Year Tsy + 2.632%, 10/01/54 ....................................................................................................................	Baa3	616,296
1,570,000	6.875% to 10/01/29 then USD 5 Year Tsy + 2.789%, 10/01/54 ......................................................................................................................	Baa3	1,591,460
175,000	Vistra Corp., 7.000% to 12/15/26 then USD 5 Year Tsy + 5.740%, Series B(1)(2) ...........................................................................................	Ba3	176,193
			31,862,716
	ENERGY - 3.6%
	Enbridge, Inc.
340,000	5.750% to 07/15/30 then USD 5 Year Tsy + 5.314%, 07/15/80, Series 2020-A.............................................................................................	Ba1	329,082
1,252,000	6.000% to 01/15/27 then 3-Month CME Term SOFR + 4.152%, 01/15/77, Series 2016-A..............................................................................	Ba1	1,242,163
1,460,000	7.375% to 03/15/30 then USD 5 Year Tsy + 3.122%, 03/15/55, Series A......................................................................................................	Baa3	1,519,718
725,000	8.500% to 01/15/34 then USD 5 Year Tsy + 4.431%, 01/15/84, Series 2023-B................................................................................................	Ba1	807,106
1,387,000	Energy Transfer LP, 7.125% to 05/15/30 then USD 5 Year Tsy + 5.306%, Series G(2).....................................................................................	Ba1	1,395,340
505,000	South Bow Canadian Infrastructure Holdings, Ltd., 7.500% to 03/01/35 then USD 5 Year Tsy + 3.667%, 03/01/55(1) ......................................	Ba1	522,655
	Transcanada Trust
2,065,000	5.500% to 09/15/29 then 3-Month CME Term SOFR + 4.416%, 09/15/79 ....................................................................................................	Ba1	1,992,151
1,350,000	5.875% to 08/15/26 then 3-Month USD Libor + 4.640%, 08/15/76, Series 2016-A .......................................................................................	Ba1	1,335,384
			9,143,599
	COMMUNICATIONS - 0.8%
1,720,000	Paramount Global, 6.375% to 03/30/27 then USD 5 Year Tsy + 3.999%, 03/30/62 ....................................................................................	Ba1	1,664,466
225,000	Vodafone Group PLC, 7.000% to 04/04/29 then USD 5 Year Swap + 4.873%, 04/04/79 ..............................................................................	Ba1	230,778
			1,895,244
	MISCELLANEOUS - 1.4%
	Land O’ Lakes, Inc.
700,000	7.250%, Series B(1)(2).........................................................................................................................................................................	BB(3)	593,997
3,115,000	8.000%, Series A(1)(2) ...........................................................................................................................................................................	BB(3)	2,928,791
			3,522,788
	REITS - 1.7%
	Arbor Realty Trust, Inc.
68,190	6.250% to 10/30/26 then 3-Month CME Term SOFR + 5.440%, Series F(2).................................................................................................	NR(4)	1,557,460
10,859	6.375%, Series D(2).............................................................................................................................................................................	NR(4)	201,326
87,394	KKR Real Estate Finance Trust, Inc., 6.500%, Series A(2) ............................................................................................................................	NR(4)	1,678,839
26,000	New York Mortgage Trust, Inc., 6.875% to 10/15/26 then 3-Month CME Term SOFR + 6.130%, Series F(2) ….................................................	NR(4)	580,580
20,598	TPG RE Finance Trust, Inc., 6.250%, Series C(2) ......................................................................................................................................	NR(4)	371,794
			4,389,999

	TOTAL PREFERRED SECURITIES (Cost $181,816,319) ............................................................................................................................		178,356,991

	CONTINGENT CAPITAL SECURITIES - 24.2%
	BANKS - 24.2%
1,407,000	Australia & New Zealand Banking Group, Ltd., 6.750% to 06/15/26 then USD 5 Year Swap + 5.168%(1)(2)	Baa2	1,429,542
	Banco Bilbao Vizcaya Argentaria SA
2,600,000	6.125% to 11/16/27 then USD 5 Year Swap + 3.870%(2) ..................................................................................................................................	Ba2	2,508,399
800,000	6.500% to 03/05/25 then USD 5 Year Tsy + 5.192%, Series 9(2).......................................................................................................................	Ba2	798,842
1,000,000	9.375% to 09/19/29 then USD 5 Year Tsy + 5.099%, Series 12(2)........................................................................................................................	Ba2	1,090,923

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (unaudited) (continued)
As of December 31, 2024

Shares or Principal Amount		Moody's Ratings	Value
	CONTINGENT CAPITAL SECURITIES (continued)
	BANKS (continued)
	Banco Mercantil del Norte SA.
750,000	6.625% to 01/24/32 then USD 10 Year Tsy + 5.034%(1)(2) .................................................................................................................................	Ba2	$674,950
900,000	7.500% to 06/27/29 then USD 10 Year Tsy + 5.470%(1)(2) ............................................................................................................................	Ba2	871,555
640,000	7.625% to 01/10/28 then USD 10 Year Tsy + 5.353%(1)(2) ..............................................................................................................................	Ba2	628,659
625,000	8.750% to 05/20/35 then USD 10 Year Tsy + 4.299%(1)(2) ..........................................................................................................................................	Ba2	623,249
	Banco Santander SA
10,400,000	4.750% to 05/12/27 then USD 5 Year Tsy + 3.753% (1)(2) ..............................................................................................................................	Ba1	9,919,128
800,000	8.000% to 08/01/34 then USD 5 Year Tsy + 3.911%(2) .....................................................................................................................................	Ba1	829,239
400,000	9.625% to 11/21/33 then USD 5 Year Tsy + 5.298% (1)(2) ..................................................................................................................................	Ba1	462,053
	Bank of Montreal
355,000	7.300% to 11/26/34 then USD 5 Year Tsy + 3.010%, 11/26/84, Series 5 ..............................................................................................................	Baa3	364,386
670,000	7.700% to 05/26/29 then USD 5 Year Tsy + 3.452%, 05/26/84, Series 4 ................................................................................................................	Baa3	696,811
	Bank of Nova Scotia
3,350,000	4.900% to 06/04/25 then USD 5 Year Tsy + 4.551%(2) .....................................................................................................................................	Baa3	3,323,518
1,000,000	8.625% to 10/27/27 then USD 5 Year Tsy + 4.389%, 10/27/82, Series 4 .............................................................................................................	Baa3	1,063,891
	Barclays PLC
400,000	4.375% to 09/15/28 then USD 5 Year Tsy + 3.410%(2) ....................................................................................................................................	Ba1	360,734
380,000	8.000% to 09/15/29 then USD 5 Year Tsy + 5.431%(2) ......................................................................................................................................	Ba1	394,088
545,000	9.625% to 06/15/30 then SOFR 5 Year Swap + 5.775%(2) .................................................................................................................................	Ba1	601,065
600,000	BBVA Bancomer SA Texas, 5.875% to 09/13/29 then USD 5 Year Tsy + 4.308%, 09/13/34(1) ..................................................................................	Baa2	569,804
	BNP Paribas SA
425,000	4.625% to 02/25/31 then USD 5 Year Tsy + 3.340%(1)(2) .................................................................................................................................	Ba1	359,320
3,000,000	7.375% to 08/19/25 then USD 5 Year Swap + 5.150%(1)(2) ..............................................................................................................................	Ba1	3,023,559
720,000	7.375% to 09/10/34 then USD 5 Year Tsy + 3.535%(1)(2) .................................................................................................................................	Ba1	716,603
765,000	7.750% to 08/16/29 then USD 5 Year Tsy + 4.899%(1)(2) .................................................................................................................................	Ba1	783,931
2,829,000	8.500% to 08/14/28 then USD 5 Year Tsy + 4.354%(1)(2) ..............................................................................................................................	Ba1	2,954,984
550,000	Canadian Imperial Bank of Commerce 6.95% to 01/28/30 then USD 5 Year Tsy + 2.833%, 1/28/85, Series 5 ..........................................................	Baa3	548,106
	Credit Agricole SA
450,000	4.750% to 09/23/29 then USD 5 Year Tsy + 3.237%(1)(2) .................................................................................................................................	BBB-(3)	404,428
500,000	8.125% to 12/23/25 then USD 5 Year Swap + 6.185%(1)(2) ...............................................................................................................................	Baa3	510,663
400,000	Deutsche Bank AG, 6.000% to 04/30/26 then USD 5 Year Tsy + 4.524%(2) ..............................................................................................................	Ba2	392,826
	HSBC Holdings PLC
1,500,000	4.700% to 09/09/31 then USD 5 Year Tsy + 3.250%(2) ......................................................................................................................................	Baa3	1,325,472
325,000	6.000% to 05/22/27 then USD 5 Year Swap + 3.746%(2) ..................................................................................................................................	Baa3	318,574
850,000	6.500% to 03/23/28 then USD 5 Year Swap + 3.606%(2) ................................................................................................................................	Baa3	847,068
540,000	6.950% to 09/11/34 then USD 5 Year Tsy + 3.191%(2) ...................................................................................................................................	Baa3	542,208
3,000,000	8.000% to 09/07/28 then USD 5 Year Tsy + 3.858%(2) ........................................................................................................................................	Baa3	3,154,089
2,550,000	ING Groep, 3.875% to 11/16/27 then USD 5 Year Tsy + 2.862%(2)........................................................................................................................	Ba1	2,322,600
	Lloyds Banking Group PLC
1,900,000	7.500% to 09/27/25 then USD 5 Year Swap + 4.496%(2) ................................................................................................................................	Baa3	1,919,697
2,320,000	8.000% to 03/27/30 then USD 5 Year Tsy + 3.913%(2) ...................................................................................................................................	Baa3	2,414,310
	NatWest Group PLC
350,000	4.600% to 12/28/31 then USD 5 Year Tsy + 3.100%(2) ....................................................................................................................................	Baa3	298,171
200,000	8.125% to 05/10/34 then USD 5 Year Tsy + 3.752%(2) ......................................................................................................................................	Baa3	213,505
	Royal Bank of Canada
1,100,000	6.350% to 11/24/34 then USD 5 Year Tsy + 2.257%, 11/24/84, Series 5 ...........................................................................................................................................	Baa2	1,054,406
664,000	7.500% to 05/02/29 then USD 5 Year Tsy + 2.887%, 05/02/84, Series 4 .............................................................................................................	Baa2	690,277
	Societe Generale SA
900,000	4.750% to 05/26/26 then USD 5 Year Tsy + 3.931%(1)(2) ..............................................................................................................................	Ba2	857,768
900,000	5.375% to 11/18/30 then USD 5 Year Tsy + 4.514%(1)(2) .................................................................................................................................	Ba2	766,882
250,000	6.750% to 04/06/28 then USD 5 Year Swap + 3.929%(1)(2) .............................................................................................................................	Ba2	235,562
750,000	8.000% to 09/29/25 then 13.873%(1)(2) ........................................................................................................................................................	Ba2	758,701
1,700,000	8.500% to 09/25/34 then USD 5 Year Tsy + 4.153%(1)(2) ..................................................................................................................................	Ba2	1,700,759
700,000	9.375% to 05/22/28 then USD 5 Year Tsy + 5.385%(1)(2) ...................................................................................................................................	Ba2	729,390

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (unaudited) (continued)
As of December 31, 2024

	Shares or Principal Amount		Moody's Ratings	Value
		CONTINGENT CAPITAL SECURITIES (continued)
		BANKS (continued)
		Standard Chartered PLC
	400,000	4.750% to 07/14/31 then USD 5 Year Tsy + 3.805%(1)(2) ...............................................................................................................................	Ba1	$352,392
	1,910,000	7.750% to 02/15/28 then USD 5 Year Tsy + 4.976%(1)(2) ..................................................................................................................................	Ba1	1,970,070
	345,000	Toronto-Dominion Bank, 7.250% to 07/31/29 then USD 5 Year Tsy + 2.977%, 07/31/84 Series 4 ...................................................................................	Baa2	351,884
		UBS Group AG
	600,000	4.375% to 02/10/31 then USD 5 Year Tsy + 3.313%(1)(2) ...............................................................................................................................	Baa3	516,072
	800,000	4.875% to 02/12/27 then USD 5 Year Tsy + 3.404%(1)(2) ..................................................................................................................................	BB(3)	763,932

		TOTAL CONTINGENT CAPITAL SECURITIES (Cost $61,932,666) ..........................................................................................................		61,009,045

		CORPORATE DEBT SECURITIES - 1.1%
		BANKS - 0.6%
	13,800	Dime Community Bancshares, Inc., 9.000% to 07/15/29 then 3-Month CME Term SOFR + 4.951%, 07/15/34 …...................................................	NR(4)	370,392
	575,000	Texas Capital Bancshares, Inc., 4.000% to 05/06/26 then USD 5 Year Tsy + 3.150%, 05/06/31 ….........................................................................	Baa3	552,524
	500,000	Zions Bancorp NA 6.816% then 3-Month CME Term SOFR + 2.830%, 11/19/35 ...............................................................................................	BBB(3)	503,705
				1,426,621
		INSURANCE - 0.2%
	460,000	Universal Insurance Holdings, Inc., 5.625%, 11/30/26 .................................................................................................................................	NR(4)	448,260
		COMMUNICATIONS - 0.3%
		Qwest Corp.
	12,347	6.500%, 09/01/56 …........................................................................................................................................................................................	Caa3	216,073
	36,585	6.750%, 06/15/57…..........................................................................................................................................................................................	Caa3	640,237
				856,310

		TOTAL CORPORATE DEBT SECURITIES (cost $3,087,952)		2,731,191

		SHORT-TERM INVESTMENTS - 0.3%
		MONEY MARKET FUND - 0.3%
	886,689	Fidelity Investments Money Market Treasury Portfolio - Class I, 4.34%(7)		886,689

		TOTAL SHORT-TERM INVESTMENTS (Cost $886,689) .......................................................................................................................		886,689

		TOTAL INVESTMENTS - 96.3% (Cost $247,723,626) ..........................................................................................................................		$242,983,916
		Other Assets In Excess Of Liabilities – 3.7% .....................................................................................................................................		9,259,544
		TOTAL NET ASSETS – 100.0% ........................................................................................................................................................		$252,243,460

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by management. At December 31, 2024, the total value of these securities is $58,458,342, representing 23.2% of net assets.
(2)	Security is perpetual in nature with no stated maturity date.
(3)	Standard & Poor’s Rating, unaudited.
(4)	Security is unrated by Moody’s, S&P and Fitch.
(5)	Convertible security.
(6)	Fitch’s Rating unaudited.
(7)	The rate is the annualized seven-day yield as of December 31, 2024.
(8)	The interest rate shown reflects the rate in effect as of December 31, 2024.

Libor – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
SA – Corporation
SOFR – Secured Overnight Financing Rate
Tsy – United States Government Treasury Yield
The administrator of U.S. dollar LIBOR, ICE, ceased publication of daily U.S. dollar LIBOR panels after June 30, 2023. For securities where (i) issuers have announced replacement reference rates or (ii) the Adjustable Interest Rate (LIBOR) Act of 2022 was determined by the Adviser to apply, the new reference rate (usually Term SOFR) has been listed as the benchmark. The spread over that benchmark includes any tenor spread adjustment applicable upon benchmark transition. For all other securities, the original reference rate and spread continue to be listed.